BETTER 10K - GOODWILL AND INTERNAL USE SOFTWARE AND OTHER INTANGIBLE ASSETS, NET (Tables)	9 Months Ended
Sep. 30, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed	In connection with this acquisition, the Company recognized the following assets and liabilities:

(Amounts in thousands)	As of Acquisition Date
Cash and cash equivalents	$283
Property and equipment	20
Indefinite lived intangibles - Licenses	1,186
Goodwill	1,741
Other assets (1)	65
Accounts payable and accrued expenses (1)	(161)
Other liabilities (1)	(193)
Net assets acquired	$2,941
__________________
(1)Carrying value approximates fair value given their short-term maturity periods
In connection with this acquisition, the Company recognized the following assets and liabilities:

(Amounts in thousands)	As of Acquisition Date
Cash and cash equivalents	$2,907
Accounts receivable (1)	60
Short-term investments	8,729
Other assets	7,530
Property and equipment	83
Finite lived intangibles	854
Indefinite lived intangibles - Licenses	31
Goodwill	12,300
Accounts payable and accrued expenses (1)	(248)
Customer deposits	(12,374)
Other liabilities (1)	(586)
Net assets acquired	$19,286
__________________
(1)Carrying value approximates fair value given their short-term maturity periods
In connection with this acquisition, the Company recognized the following assets and liabilities:

(Amounts in thousands)	As of Acquisition Date
Cash and cash equivalents	$781
Finite lived intangibles - Intellectual property and other	3,943
Indefinite lived intangibles - Licenses and other	277
Goodwill	3,317
Other assets (1)	2,088
Accounts payable and accrued expenses (1)	(5,512)
Other liabilities (1)	(3,510)
Total recognized assets and liabilities	$1,384
__________________
(1)Carrying value approximates fair value given their short-term maturity periods
In connection with this acquisition, the Company recognized the following assets and liabilities:

(Amounts in thousands)	As of Acquisition Date
Cash and cash equivalents	$1,739
Finite lived intangibles - Intellectual property and other	2,601
Indefinite lived intangibles - Licenses and other	1,038
Goodwill	4,420
Other assets (1)	1,478
Accounts payable and accrued expenses (1)	(1,172)
Total recognized assets and liabilities	$10,104
__________________
(1)Carrying value approximates fair value given their short-term maturity periods

Schedule of Goodwill
Changes in the carrying amount of goodwill, net consisted of the following:

Nine Months Ended September 30,
(Amounts in thousands)	2023
Balance at beginning of period	$18,525
Goodwill acquired—Goodholm & Birmingham	14,041
Effect of foreign currency exchange rate changes	(74)
Balance at end of period	$32,492
Changes in the carrying amount of goodwill, net consisted of the following:

	Year Ended December 31,
(Amounts in thousands)	2022	2021
Balance at beginning of year	$19,811	$10,995
Goodwill acquired (Trussle and LHE)	—	7,737
Measurement period adjustment	(375)	1,269
Effect of foreign currency exchange rate changes	(911)	(190)
Balance at end of year	$18,525	$19,811

Schedule of Indefinite-Lived Intangible Assets
Internal use software and other intangible assets, net consisted of the following:

	As of September 30, 2023
(Amounts in thousands, except useful lives)	Weighted Average Useful Lives (in years)	Gross Carrying Value	Accumulated Amortization	Net Carrying Value
Intangible assets with finite lives
Internal use software and website development	3.0	$136,092	$(94,835)	$41,257
Intellectual property and other	6.2	4,322	(1,402)	2,920
Total Intangible assets with finite lives, net		140,413	(96,237)	44,176
Intangible assets with indefinite lives
Domain name		1,820	—	1,820
Licenses and other		2,410	—	2,410
Total Internal use software and other intangible assets, net		$144,643	$(96,237)	$48,406

	As of December 31, 2022
(Amounts in thousands, except useful lives)	Weighted Average Useful Lives (in years)	Gross Carrying Value	Accumulated Amortization	Net Carrying Value
Intangible assets with finite lives
Internal use software and website development	3.0	$123,734	$(67,319)	$56,415
Intellectual property and other	7.5	3,449	(838)	2,611
Total Intangible assets with finite lives, net		127,183	(68,157)	59,026
Intangible assets with indefinite lives
Domain name		1,820	—	1,820
Licenses and other		1,150	—	1,150
Total Internal use software and other intangible assets, net		$130,153	$(68,157)	$61,996
Internal use software and other intangible assets, net consisted of the following:

	As of December 31, 2022
(Amounts in thousands, except useful lives)	Weighted Average Useful Lives (in years)	Gross Carrying Value	Accumulated Amortization	Net Carrying Value
Intangible assets with finite lives
Internal use software and website development	3.0	$123,734	$(67,319)	$56,416
Intellectual property and other	7.5	3,449	(838)	2,611
Total Intangible assets with finite lives, net		127,184	(68,157)	59,026
Intangible assets with indefinite lives
Domain name		1,820	—	1,820
Licenses and other		1,150	—	1,150
Total Internal use software and other intangible assets, net		$130,153	$(68,157)	$61,996

	As of December 31, 2021
(Amounts in thousands, except useful lives)	Weighted Average Useful Lives (in years)	Gross Carrying Value	Accumulated Amortization	Net Carrying Value
Intangible assets with finite lives
Internal use software and website development	3.0	$96,155	$(32,832)	$63,323
Intellectual property and other	7.5	6,384	(320)	6,064
Total Intangible assets with finite lives, net		102,539	(33,152)	69,387
Intangible assets with indefinite lives
Domain name		1,820	—	1,820
Licenses and other		1,282	—	1,282
Total Internal use software and other intangible assets, net		$105,641	$(33,152)	$72,489

Schedule of Finite-Lived Intangible Assets
Internal use software and other intangible assets, net consisted of the following:

	As of September 30, 2023
(Amounts in thousands, except useful lives)	Weighted Average Useful Lives (in years)	Gross Carrying Value	Accumulated Amortization	Net Carrying Value
Intangible assets with finite lives
Internal use software and website development	3.0	$136,092	$(94,835)	$41,257
Intellectual property and other	6.2	4,322	(1,402)	2,920
Total Intangible assets with finite lives, net		140,413	(96,237)	44,176
Intangible assets with indefinite lives
Domain name		1,820	—	1,820
Licenses and other		2,410	—	2,410
Total Internal use software and other intangible assets, net		$144,643	$(96,237)	$48,406

	As of December 31, 2022
(Amounts in thousands, except useful lives)	Weighted Average Useful Lives (in years)	Gross Carrying Value	Accumulated Amortization	Net Carrying Value
Intangible assets with finite lives
Internal use software and website development	3.0	$123,734	$(67,319)	$56,415
Intellectual property and other	7.5	3,449	(838)	2,611
Total Intangible assets with finite lives, net		127,183	(68,157)	59,026
Intangible assets with indefinite lives
Domain name		1,820	—	1,820
Licenses and other		1,150	—	1,150
Total Internal use software and other intangible assets, net		$130,153	$(68,157)	$61,996
Internal use software and other intangible assets, net consisted of the following:

	As of December 31, 2022
(Amounts in thousands, except useful lives)	Weighted Average Useful Lives (in years)	Gross Carrying Value	Accumulated Amortization	Net Carrying Value
Intangible assets with finite lives
Internal use software and website development	3.0	$123,734	$(67,319)	$56,416
Intellectual property and other	7.5	3,449	(838)	2,611
Total Intangible assets with finite lives, net		127,184	(68,157)	59,026
Intangible assets with indefinite lives
Domain name		1,820	—	1,820
Licenses and other		1,150	—	1,150
Total Internal use software and other intangible assets, net		$130,153	$(68,157)	$61,996

	As of December 31, 2021
(Amounts in thousands, except useful lives)	Weighted Average Useful Lives (in years)	Gross Carrying Value	Accumulated Amortization	Net Carrying Value
Intangible assets with finite lives
Internal use software and website development	3.0	$96,155	$(32,832)	$63,323
Intellectual property and other	7.5	6,384	(320)	6,064
Total Intangible assets with finite lives, net		102,539	(33,152)	69,387
Intangible assets with indefinite lives
Domain name		1,820	—	1,820
Licenses and other		1,282	—	1,282
Total Internal use software and other intangible assets, net		$105,641	$(33,152)	$72,489

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense
Amortization expense related to intangible assets as of December 31, 2022 is expected to be as follows:

(Amounts in thousands)	Total
2023	$34,554
2024	20,338
2025	3,296
2026	574
2027 and thereafter	264
Total	$59,026